UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05979

John Hancock California Tax-Free Income Fund (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

Semiannual report
John Hancock
California Municipal Bond Fund
Fixed income
November 30, 2023
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Bonds posted mixed results for the six months ended November 30, 2023. Bond yields stayed elevated for most of the period, putting downward pressure on bond prices. The U.S. Federal Reserve raised short-term rates in July, then held rates steady at its policy meetings in September, October, and November. Most of the world’s central banks kept rates steady during this time as well. Investors started to hope that the banks are finished with their series of interest-rate hikes and could start lowering rates as soon as mid-2024.
As a result, bond yields declined sharply around the globe in November, leading to a significant increase in bond prices. Intermediate- and long-term bond yields fell the most during the month, while the decline in short-term bond yields was more muted. The stable economy helped credit-sensitive sectors, such as bank loans and high-yield bonds, produce strong returns during the period. Regionally, North American bond markets posted the best returns, while bond markets in the Asia-Pacific region lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
California Municipal Bond Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
21	Financial statements
24	Financial highlights
28	Notes to financial statements
36	Evaluation of advisory and subadvisory agreements by the Board of Trustees
42	More information
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2023 (%)

The Bloomberg California (CA) Municipal Bond Index tracks the performance of California investment-grade municipal bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2023 (% of total investments)

QUALITY COMPOSITION AS OF 11/30/2023 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	3

SECTOR COMPOSITION AS OF 11/30/2023 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2023, with the same investment held until November 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2023	Ending value on 11-30-2023	Expenses paid during period ended 11-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,026.70	$3.95	0.78%
	Hypothetical example	1,000.00	1,021.10	3.94	0.78%
Class C	Actual expenses/actual returns	1,000.00	1,022.80	7.74	1.53%
	Hypothetical example	1,000.00	1,017.40	7.72	1.53%
Class I	Actual expenses/actual returns	1,000.00	1,028.50	3.19	0.63%
	Hypothetical example	1,000.00	1,021.90	3.18	0.63%
Class R6	Actual expenses/actual returns	1,000.00	1,027.50	3.14	0.62%
	Hypothetical example	1,000.00	1,021.90	3.13	0.62%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.3%				$308,380,074
(Cost $309,645,631)
California 99.8%				303,988,383
ABAG Finance Authority for Nonprofit Corps Sharp Healthcare, Series A	5.000	08-01-43	2,000,000	2,000,811
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,271,611
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,079,556
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	2,000,000	2,159,533
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,150,000	2,340,899
Antelope Valley Community College District Election of 2016, Series B, GO	4.000	08-01-45	265,000	265,434
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.463	08-01-38	1,000,000	522,113
Bay Area Water Supply & Conservation Agency Capital Cost Recovery Prepayment Program, Series A	5.000	10-01-33	2,000,000	2,393,227
Burlingame School District Election of 2020, Series B, GO	5.000	08-01-52	3,460,000	3,797,058
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	1,250,000	1,241,542
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	1,000,000	975,090
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,046,228
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,585,366
California Community College Financing Authority Napa Valley College Project, Series A (C)	5.750	07-01-60	500,000	489,511
California Community Housing Agency Stoneridge Apartments, Series A (C)	4.000	02-01-56	600,000	431,166
California Community Housing Agency Verdant at Green Valley Project, Series A (C)	5.000	08-01-49	1,000,000	905,131
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	730,000	730,526
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,499,985
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	$899,377
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,235,000	1,208,375
California County Tobacco Securitization Agency Series A	5.000	06-01-29	400,000	428,266
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	1,865,000	2,166,128
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,008,219
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	1,000,000	1,045,416
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-40	430,000	412,664
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-50	350,000	317,986
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-55	240,000	214,230
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	1,330,000	1,400,371
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,850,000	1,812,494
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	450,000	483,624
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	850,000	858,149
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	923,862
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	750,000	757,284
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,550,000	1,545,722
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,024,775
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,454,469
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,002,814
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,015,846
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	986,409
California Health Facilities Financing Authority Sutter Health, Series B	4.000	11-15-41	80,000	78,797
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Housing Finance Agency Series A	4.250	01-15-35	934,948	$919,900
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	4.000	11-01-41	1,000,000	1,018,373
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	5.000	11-01-40	300,000	339,683
California Infrastructure & Economic Development Bank California Science Center	4.000	05-01-46	1,035,000	988,222
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	943,873
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	1,000,000	1,010,508
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.000	11-01-45	400,000	368,452
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.125	11-01-52	700,000	629,980
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	700,000	668,834
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	832,370
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.250	11-01-52	750,000	821,077
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,494,856
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	493,864
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-46	500,000	445,854
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	372,317
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,013,174
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	750,000	764,929
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	2,000,000	1,912,742
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,572,128
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	1,000,000	$1,060,403
California Municipal Finance Authority West Village Student Housing Project at UC Davis (A)	4.000	05-15-48	1,250,000	1,125,410
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	1,005,828
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	11-21-45	3,000,000	3,022,599
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	983,798
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,625,675
California Public Finance Authority Enso Village Project, Series A (C)	5.000	11-15-51	1,050,000	899,675
California Public Finance Authority Excelsior Charter Schools Project, Series A (C)	5.000	06-15-50	400,000	354,460
California Public Finance Authority Excelsior Charter Schools Project, Series A (C)	5.000	06-15-55	475,000	414,116
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	1,200,000	1,203,659
California Public Finance Authority Sharp Healthcare, Series A	5.000	08-01-47	1,010,000	1,046,726
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-44	485,000	425,497
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-54	1,000,000	829,243
California School Finance Authority Aspire Public Schools (C)	5.000	08-01-41	1,375,000	1,380,746
California School Finance Authority Camino Nuevo Charter Academy (C)	5.000	06-01-43	820,000	790,802
California School Finance Authority Classical Academies Oceanside (C)	5.000	10-01-42	50,000	49,744
California School Finance Authority Granada Hills Charter High School Obligated Group (C)	5.000	07-01-43	750,000	748,573
California School Finance Authority Hawking Steam Charter School (C)	5.250	07-01-52	500,000	485,576
California School Finance Authority John Adams Academies, Series A (C)	5.125	07-01-62	1,000,000	873,045
California School Finance Authority KIPP LA Project, Series A (C)	5.000	07-01-47	1,500,000	1,504,204
California School Finance Authority Sonoma County Junior College (C)	4.000	11-01-41	1,000,000	857,033
California School Finance Authority Sonoma County Junior College (C)	4.000	11-01-55	580,000	444,817
California School Finance Authority Stem Preparatory School (C)	5.000	06-01-43	750,000	733,098
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Value Schools, Series A (C)	5.250	07-01-48	500,000	$493,911
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	1,002,395
California State Public Works Board Various Capital Projects, Series A	5.000	08-01-36	1,000,000	1,133,936
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,521,297
California State University Series A	3.000	11-01-52	575,000	430,843
California State University Series A	5.250	11-01-48	1,000,000	1,129,404
California State University Series A	5.250	11-01-53	350,000	391,925
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	1,905,722
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,465,000	1,470,978
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,012,798
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	994,307
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	2,000,000	1,874,545
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	1,000,000	1,079,124
California Statewide Communities Development Authority Front Porch Communities & Services	3.000	04-01-37	2,000,000	1,729,693
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	5.000	04-01-47	750,000	759,280
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	995,000	787,204
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	625,000	626,920
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	770,000	740,737
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	1,500,000	1,516,906
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	$854,283
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(C)	9.185	06-01-55	12,000,000	723,557
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	1,615,000	1,641,012
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,940,000	1,971,247
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,250,000	1,253,611
Chaffey Joint Union High School District Election of 2012, Series G, GO	5.250	08-01-52	2,000,000	2,205,800
Chino Valley Unified School District Election of 2016, Series C, GO (B)	3.886	08-01-36	250,000	153,134
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.290	08-01-40	400,000	196,574
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (C)	5.000	09-01-52	1,000,000	935,539
City of Burbank Water and Power Electric Revenue	5.000	06-01-38	200,000	223,331
City of Burbank Water and Power Electric Revenue	5.000	06-01-39	500,000	556,175
City of Burbank Water and Power Electric Revenue	5.000	06-01-40	700,000	775,687
City of Emeryville Election of 2018, Series B, GO	4.900	08-01-48	1,000,000	873,724
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	1,000,000	956,696
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	1,000,000	1,029,942
City of Irvine Community Facilities District No. 2013-3 Great Park	5.000	09-01-49	1,730,000	1,735,574
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	380,000	381,654
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	975,000	976,867
City of Long Beach Airport System Revenue Series C, AMT (A)	5.000	06-01-42	500,000	519,921
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	500,000	537,448
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	4.125	05-15-43	2,000,000	1,960,598
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	1,000,000	1,065,958
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,500,000	$1,436,051
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-49	1,500,000	1,386,249
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	1,000,000	723,849
City of Ontario Community Facilities District No. 56 (D)	5.250	09-01-43	1,000,000	1,031,837
City of Oroville Oroville Hospital	5.250	04-01-49	1,000,000	589,306
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,950,000	1,952,137
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	502,061
City of San Clemente Community Facilities District No. 2006-1	5.000	09-01-46	1,910,000	1,922,052
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	2,000,000	2,253,497
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-40	340,000	356,413
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	800,000	835,904
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	569,406
City of Victorville Electric Revenue Series A	5.000	05-01-35	540,000	612,113
City of Victorville Electric Revenue Series A	5.000	05-01-36	500,000	562,459
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	1,079,039
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,131,811
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	1,250,000	1,350,619
Contra Costa Water District Water Revenue	5.000	10-01-53	1,000,000	1,098,586
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	968,540
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (C)	3.250	04-01-57	300,000	197,877
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (C)	4.000	10-01-56	1,000,000	$713,372
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (C)	3.000	03-01-57	1,200,000	777,501
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (C)	4.000	08-01-56	1,000,000	724,990
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (C)	4.000	07-01-56	600,000	412,447
Del Mar Union School District Election of 2018, Series B, GO	4.000	08-01-46	1,000,000	1,006,446
Downey Unified School District Series C, GO	3.000	08-01-45	1,840,000	1,447,575
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	1,500,000	1,533,313
El Monte City School District Election of 2008, Series C, GO (A)	4.000	08-01-47	100,000	98,791
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,300,000	1,986,311
Fremont Union High School District Santa Clara County, GO (D)	5.000	08-01-33	1,000,000	1,162,186
Fremont Union High School District Santa Clara County, GO (D)	5.000	08-01-35	1,000,000	1,165,837
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.391	06-01-66	15,650,000	1,626,337
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,025,902
Hastings Campus Housing Finance Authority Series A (C)	5.000	07-01-45	600,000	530,548
Imperial Community College District Election of 2022, Series A, GO (A)	5.250	08-01-53	745,000	817,816
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,250,000	1,099,555
Inland Valley Development Agency Series A	5.000	09-01-44	2,205,000	2,207,245
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	1,750,000	1,718,201
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-43	400,000	446,188
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	633,320
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,045,000	1,063,170
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,327,188
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-42	300,000	301,528
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-43	290,000	290,924
14	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	750,000	$742,908
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-29	475,000	534,106
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	376,712
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	1,073,236
Long Beach Community College District Election of 2016, Series C, GO	4.000	08-01-45	15,000	15,049
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,080,000	927,561
Los Angeles Department of Water & Power Series C	5.000	07-01-51	2,000,000	2,156,447
Los Angeles Department of Water & Power Series D	5.000	07-01-52	1,000,000	1,089,707
Los Angeles Unified School District Series QRR, GO	5.250	07-01-47	2,500,000	2,801,101
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,825,000	1,841,893
Miracosta Community College District 2023 School Financing Project	4.500	07-01-53	1,000,000	1,036,756
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,493,501
Moreno Valley Unified School District Election of 2014, Series D, GO (A)	4.000	08-01-45	1,000,000	992,641
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,300,000	1,394,686
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	4.437	08-01-45	3,010,000	1,158,901
Mountain View School District Election of 2020, Series B, GO (A)	4.000	08-01-52	500,000	484,133
Mountain View School District Election of 2020, Series B, GO (A)	5.000	08-01-49	500,000	536,052
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,842,749
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,504,673
Oak Grove School District Election of 2022, Series A-2, GO	4.000	08-01-49	2,000,000	1,991,797
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,410,000	1,497,949
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,584,978
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	500,112
Orange County Community Facilities District Rienda Phase 2B (D)	5.500	08-15-53	1,000,000	1,019,607
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Pacifica School District Series C, GO (A)(B)	3.440	08-01-26	1,000,000	$912,481
Palmdale Water District Public Financing Authority Series A (A)	4.125	10-01-50	1,000,000	991,833
Port of Los Angeles Series A, AMT	5.000	08-01-44	1,840,000	1,846,278
Poway Public Financing Authority Series A (A)	5.250	06-01-53	2,000,000	2,201,097
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,795,000	1,330,751
Regents of the University of California Medical Center, Revenue Series P	4.000	05-15-43	1,700,000	1,719,227
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	980,550
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	1,000,000	1,003,806
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	500,000	540,674
River Islands Public Financing Authority Lathrop Irrigation District (A)	4.000	09-01-35	1,125,000	1,170,932
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	1,680,000	1,528,867
Sacramento Municipal Utility District Series H	4.000	08-15-45	750,000	754,675
Salinas City Elementary School District Election of 2022, Measure G, Series A, GO (A)	4.000	08-01-53	1,000,000	965,538
Salinas City Elementary School District Election of 2022, Measure G, Series A, GO (A)	5.250	08-01-48	1,000,000	1,089,362
Salinas Union High School District Certificates of Participation, Workforce Housing Project (A)	4.125	06-01-42	125,000	126,281
Salinas Union High School District Series A, GO	4.000	08-01-47	1,200,000	1,204,327
Salinas Union High School District Series B, GO	4.000	08-01-49	1,200,000	1,196,984
San Bernardino Community College District Election of 2002, Series D, GO (B)	3.445	08-01-33	2,000,000	1,434,480
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.646	08-01-44	1,530,000	590,246
San Bernardino County Transportation Authority Series A	4.000	03-01-38	2,000,000	2,073,291
San Diego County Regional Airport Authority Series A	4.000	07-01-51	2,000,000	1,909,378
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,295,000	1,264,676
16	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.852	07-01-33	205,000	$141,943
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,489,781
San Diego Unified School District Election of 2022, Series A-3, GO	4.000	07-01-53	3,000,000	2,942,185
San Diego Unified School District Series I, GO (B)	4.406	07-01-39	1,250,000	632,200
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.000	08-01-37	2,810,000	2,866,197
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.250	08-01-52	7,305,000	7,399,738
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,543,260
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	815,000	749,761
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,067,709
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-49	1,500,000	1,526,685
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	2,000,000	2,038,277
San Francisco City & County Public Utilities Commission Power Revenue Local Water, Series C	4.000	11-01-50	1,135,000	1,126,306
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,522,129
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,355,000	1,341,643
San Francisco City & County Redevelopment Successor Agency Community Facilities District No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,253,948
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	475,000	475,840
San Joaquin Hills Transportation Corridor Agency Series A	4.000	01-15-50	1,000,000	974,944
San Jose Evergreen Community College District Election of 2016, Series C, GO	4.000	09-01-43	1,000,000	1,015,131
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,094,320
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	$1,610,675
San Mateo Foster City School District Election of 2020, Series B, GO	4.000	08-01-42	1,000,000	1,020,146
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (A)	6.250	07-01-24	1,125,000	1,144,188
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (A)	6.250	07-01-24	1,130,000	1,149,534
Santa Ana Unified School District Election of 2018, Series C, GO	4.000	08-01-44	2,000,000	2,017,081
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,104,101
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,005,000	1,007,079
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	831,228
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,358,595
Santa Monica Community College District Series B, GO	4.000	08-01-45	1,155,000	1,168,366
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,004,145
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,074,050
State of California Series CU, GO	4.850	12-01-46	1,000,000	1,018,929
State of California Various Purpose, GO	5.000	04-01-32	2,335,000	2,745,037
State of California Various Purpose, GO	5.000	10-01-42	2,000,000	2,255,193
State of California Various Purpose, GO	5.000	10-01-45	1,100,000	1,221,612
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,131,326
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	786,390
Tobacco Securitization Authority of Southern California Tobacco Settlement, Series B1-2	5.000	06-01-48	2,000,000	2,029,965
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	367,002
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	994,503
University of California Series AZ	5.000	05-15-48	1,500,000	1,579,306
18	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
University of California Series BK	5.000	05-15-52	1,720,000	$1,869,758
University of California Series BM	5.000	05-15-39	1,000,000	1,146,947
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	2,120,000	2,051,963
Vista Unified School District Series B, GO (A)	4.250	08-01-44	1,500,000	1,540,160
Vista Unified School District Series B, GO (A)	5.000	08-01-42	1,000,000	1,105,256
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,651,583
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,009,806
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	2,106,708
Yorba Linda Water District Public Financing Corp. Series A	4.000	10-01-52	190,000	190,084
Connecticut 0.1%				399,488
Town of Hamden Whitney Center Project	5.000	01-01-50	500,000	399,488
Ohio 0.5%				1,323,354
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,500,000	1,323,354
Puerto Rico 0.9%				2,668,849
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.490	07-01-46	3,825,000	1,123,949
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.623	07-01-51	3,450,000	746,270
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	798,630

	Shares	Value
Closed-end funds 0.4%		$1,077,550
(Cost $1,039,842)
Invesco California Value Municipal Income Trust	115,000	1,077,550

	Yield (%)	Shares	Value
Short-term investments 0.9%			$2,872,483
(Cost $2,872,264)
Short-term funds 0.9%
John Hancock Collateral Trust (F)	5.4088(G)	287,245	2,872,483
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	19

	Yield (%)	Shares	Value

Total investments (Cost $313,557,737) 102.6%			$312,330,107
Other assets and liabilities, net (2.6%)			(7,823,059)
Total net assets 100.0%			$304,507,048

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 11-30-23.
At 11-30-23, the aggregate cost of investments for federal income tax purposes was $313,158,657. Net unrealized depreciation aggregated to $828,550, of which $6,425,013 related to gross unrealized appreciation and $7,253,563 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	7.3
Build America Mutual Assurance Company	6.9
National Public Finance Guarantee Corp.	1.0
California Mortgage Insurance	1.0
TOTAL	16.2
20	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $310,685,473)	$309,457,624
Affiliated investments, at value (Cost $2,872,264)	2,872,483
Total investments, at value (Cost $313,557,737)	312,330,107
Interest receivable	3,599,760
Receivable for fund shares sold	1,415,124
Receivable for investments sold	105,637
Other assets	46,898
Total assets	317,497,526
Liabilities
Payable for floating rate interests issued	5,095,000
Distributions payable	41,956
Payable for investments purchased	2,490,138
Payable for delayed delivery securities purchased	4,333,170
Payable for fund shares repurchased	819,969
Payable to affiliates
Investment management fees	109,118
Accounting and legal services fees	13,111
Transfer agent fees	3,999
Distribution and service fees	23,318
Trustees’ fees	358
Other liabilities and accrued expenses	60,341
Total liabilities	12,990,478
Net assets	$304,507,048
Net assets consist of
Paid-in capital	$311,055,114
Total distributable earnings (loss)	(6,548,066)
Net assets	$304,507,048

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($198,475,934 ÷ 20,201,384 shares)[1]	$9.82
Class C ($3,793,808 ÷ 386,173 shares)[1]	$9.82
Class I ($64,076,018 ÷ 6,518,069 shares)	$9.83
Class R6 ($38,161,288 ÷ 3,880,478 shares)	$9.83
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.23

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	21

STATEMENT OF OPERATIONS For the six months ended 11-30-23 (unaudited)

Investment income
Interest	$6,265,105
Dividends from affiliated investments	147,247
Dividends	22,597
Total investment income	6,434,949
Expenses
Investment management fees	764,543
Distribution and service fees	165,269
Interest expense	94,535
Accounting and legal services fees	32,306
Transfer agent fees	24,852
Trustees’ fees	3,330
Custodian fees	24,874
State registration fees	23,487
Printing and postage	9,970
Professional fees	32,947
Other	11,688
Total expenses	1,187,801
Less expense reductions	(80,636)
Net expenses	1,107,165
Net investment income	5,327,784
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(5,502,906)
Affiliated investments	597
(5,502,309)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	7,033,627
Affiliated investments	157
7,033,784
Net realized and unrealized gain	1,531,475
Increase in net assets from operations	$6,859,259
22	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-23 (unaudited)	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$5,327,784	$8,232,542
Net realized loss	(5,502,309)	(1,467,255)
Change in net unrealized appreciation (depreciation)	7,033,784	(7,307,629)
Increase (decrease) in net assets resulting from operations	6,859,259	(542,342)
Distributions to shareholders
From earnings
Class A	(3,315,156)	(6,357,879)
Class C	(53,129)	(162,323)
Class I	(1,216,390)	(1,708,294)
Class R6	(607,595)	(792,549)
Total distributions	(5,192,270)	(9,021,045)
From fund share transactions	16,561,023	76,174,163
Total increase	18,228,012	66,610,776
Net assets
Beginning of period	286,279,036	219,668,260
End of period	$304,507,048	$286,279,036
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	23

Financial highlights
CLASS A SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.73	$10.14	$11.06	$10.66	$10.94	$10.73
Net investment income[2]	0.17	0.32	0.27	0.30	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.08	(0.39)	(0.84)	0.40	(0.20)	0.22
Total from investment operations	0.25	(0.07)	(0.57)	0.70	0.14	0.58
Less distributions
From net investment income	(0.16)	(0.31)	(0.28)	(0.30)	(0.34)	(0.36)
From net realized gain	—	(0.03)	(0.07)	—	(0.08)	(0.01)
Total distributions	(0.16)	(0.34)	(0.35)	(0.30)	(0.42)	(0.37)
Net asset value, end of period	$9.82	$9.73	$10.14	$11.06	$10.66	$10.94
Total return (%)[3,4]	2.67[5]	(0.55)	(5.26)	6.64	1.22	5.57
Ratios and supplemental data
Net assets, end of period (in millions)	$198	$188	$181	$181	$173	$176
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.83[7]	0.85	0.82	0.85	0.85	0.86
Expenses including reductions[6]	0.78[7]	0.79	0.81	0.84	0.84	0.85
Net investment income	3.51[7]	3.26	2.53	2.76	3.12	3.42
Portfolio turnover (%)	27	23	17	23	22	22

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.06% (annualized) and 0.04% for the periods ended 11-30-23 and 5-31-23, respectively.
[7]	Annualized.
24	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.73	$10.14	$11.06	$10.66	$10.94	$10.73
Net investment income[2]	0.13	0.24	0.19	0.22	0.26	0.28
Net realized and unrealized gain (loss) on investments	0.09	(0.38)	(0.84)	0.40	(0.20)	0.22
Total from investment operations	0.22	(0.14)	(0.65)	0.62	0.06	0.50
Less distributions
From net investment income	(0.13)	(0.24)	(0.20)	(0.22)	(0.26)	(0.28)
From net realized gain	—	(0.03)	(0.07)	—	(0.08)	(0.01)
Total distributions	(0.13)	(0.27)	(0.27)	(0.22)	(0.34)	(0.29)
Net asset value, end of period	$9.82	$9.73	$10.14	$11.06	$10.66	$10.94
Total return (%)[3,4]	2.28[5]	(1.29)	(5.97)	5.85	0.47	4.78
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$8	$11	$16	$19
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.68[7]	1.71	1.67	1.70	1.70	1.71
Expenses including reductions[6]	1.53[7]	1.55	1.56	1.59	1.59	1.60
Net investment income	2.75[7]	2.51	1.78	2.02	2.37	2.67
Portfolio turnover (%)	27	23	17	23	22	22

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.06% (annualized) and 0.04% for the periods ended 11-30-23 and 5-31-23, respectively.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	25

CLASS I SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.73	$10.15	$11.07	$10.66	$10.94	$10.73
Net investment income[2]	0.17	0.33	0.29	0.32	0.35	0.38
Net realized and unrealized gain (loss) on investments	0.10	(0.39)	(0.84)	0.41	(0.20)	0.22
Total from investment operations	0.27	(0.06)	(0.55)	0.73	0.15	0.60
Less distributions
From net investment income	(0.17)	(0.33)	(0.30)	(0.32)	(0.35)	(0.38)
From net realized gain	—	(0.03)	(0.07)	—	(0.08)	(0.01)
Total distributions	(0.17)	(0.36)	(0.37)	(0.32)	(0.43)	(0.39)
Net asset value, end of period	$9.83	$9.73	$10.15	$11.07	$10.66	$10.94
Total return (%)[3]	2.85[4]	(0.50)	(5.11)	6.90	1.37	5.72
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$64	$19	$13	$15	$10
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.68[6]	0.70	0.67	0.70	0.70	0.71
Expenses including reductions[5]	0.63[6]	0.64	0.66	0.69	0.69	0.70
Net investment income	3.65[6]	3.41	2.68	2.90	3.25	3.58
Portfolio turnover (%)	27	23	17	23	22	22

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.06% (annualized) and 0.04% for the periods ended 11-30-23 and 5-31-23, respectively.
[6]	Annualized.
26	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-23[1]	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.74	$10.15	$11.07	$10.66	$10.94	$10.73
Net investment income[2]	0.18	0.33	0.29	0.32	0.36	0.38
Net realized and unrealized gain (loss) on investments	0.08	(0.38)	(0.83)	0.41	(0.20)	0.22
Total from investment operations	0.26	(0.05)	(0.54)	0.73	0.16	0.60
Less distributions
From net investment income	(0.17)	(0.33)	(0.31)	(0.32)	(0.36)	(0.38)
From net realized gain	—	(0.03)	(0.07)	—	(0.08)	(0.01)
Total distributions	(0.17)	(0.36)	(0.38)	(0.32)	(0.44)	(0.39)
Net asset value, end of period	$9.83	$9.74	$10.15	$11.07	$10.66	$10.94
Total return (%)[3]	2.75[4]	(0.38)	(5.08)	6.93	1.40	5.76
Ratios and supplemental data
Net assets, end of period (in millions)	$38	$30	$12	$9	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.67[6]	0.69	0.63	0.66	0.67	0.68
Expenses including reductions[5]	0.62[6]	0.63	0.63	0.65	0.66	0.67
Net investment income	3.67[6]	3.41	2.70	2.93	3.28	3.58
Portfolio turnover (%)	27	23	17	23	22	22

[1]	Six months ended 11-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.06% (annualized) and 0.04% for the periods ended 11-30-23 and 5-31-23, respectively.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	27

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock California Municipal Bond Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
28	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$308,380,074	—	$308,380,074	—
Closed-end funds	1,077,550	$1,077,550	—	—
Short-term investments	2,872,483	2,872,483	—	—
Total investments in securities	$312,330,107	$3,950,033	$308,380,074	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2023, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interests floating rate interests (TOB floaters), which are sold to third party investors, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB
SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	29

trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB Trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB Trust, as Interest expense on the Statement of operations.
At November 30, 2023, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$5,095,000
Interest rate (%)	3.31%
Collateral for TOB floaters outstanding	$7,774,032
For the six months ended November 30, 2023, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$4,298,415
Average interest rate (%)	4.40%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of November 30, 2023.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
30	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2023 were $2,355.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $685,387 and a long-term capital loss carryforward of $1,071,017 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	31

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities and out of period adjustment.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays amonthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets, (b) 0.460% of the next $500 million of the fund’s average daily net assets, (c) 0.435% of the next $1 billion of the fund’s average daily net assets; and (d) 0.410% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.55% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
32	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT

For the six months ended November 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$50,870
Class C	1,048
Class I	17,821
Class	Expense reduction
Class R6	$8,898
Total	$78,637

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2023, were equivalent to a net annual effective rate of 0.46% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class C shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,999 for Class C shares for the six months ended November 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $37,567 for the six months ended November 30, 2023. Of this amount, $5,070 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $32,497 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2023, CDSCs received by the Distributor amounted to $6,808 and $22 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	33

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$145,278	$17,570
Class C	19,991	359
Class I	—	6,205
Class R6	—	718
Total	$165,269	$24,852
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2023 and for the year ended May 31, 2023 were as follows:
	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,132,831	$30,127,019	5,346,401	$52,160,877
Distributions reinvested	322,200	3,078,128	596,376	5,808,527
Repurchased	(2,574,315)	(23,984,954)	(4,447,616)	(43,216,692)
Net increase	880,716	$9,220,193	1,495,161	$14,752,712
Class C shares
Sold	43,594	$418,804	90,279	$886,250
Distributions reinvested	4,884	46,686	14,246	138,718
Repurchased	(143,675)	(1,392,643)	(372,372)	(3,634,831)
Net decrease	(95,197)	$(927,153)	(267,847)	$(2,609,863)
Class I shares
Sold	2,508,457	$24,118,764	6,480,980	$63,457,049
Distributions reinvested	126,704	1,209,950	173,875	1,693,883
Repurchased	(2,652,728)	(24,834,502)	(1,970,598)	(19,157,990)
Net increase (decrease)	(17,567)	$494,212	4,684,257	$45,992,942
34	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT

	Six Months Ended 11-30-23		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,535,862	$14,721,489	2,712,508	$26,429,221
Distributions reinvested	63,567	607,505	81,253	792,535
Repurchased	(799,358)	(7,555,223)	(943,750)	(9,183,384)
Net increase	800,071	$7,773,771	1,850,011	$18,038,372
Total net increase	1,568,023	$16,561,023	7,761,582	$76,174,163
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $108,356,405 and $81,119,830, respectively, for the six months ended November 30, 2023.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	287,245	$3,774,313	$45,386,076	$(46,288,660)	$597	$157	$147,247	—	$2,872,483
SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	35

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock California Tax-Free Income Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock California Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 26–29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30–June 1, 2023. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26–29, 2023, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
36	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	37

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-,  five- and ten-year periods ended December 31, 2022. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2022.The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a
38	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	39

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
40	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	41

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
42	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
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Financial Industries
Fundamental All Cap Core
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New Opportunities
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INTERNATIONAL EQUITY FUNDS

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FIXED-INCOME FUNDS

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Emerging Markets Debt
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Opportunistic Fixed Income
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Short Duration Municipal Opportunities
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ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Disciplined Value International Select ETF
John Hancock Dynamic Municipal Bond ETF
John Hancock Fundamental All Cap Core ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
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ENVIRONMENTAL, SOCIAL, AND
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ESG Core Bond
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CLOSED-END FUNDS

Asset-Based Lending
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Income Securities Trust
Investors Trust
Preferred Income
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Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock California Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3267910	53SA 11/23
1/2024

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Kristie M. Feinberg
Kristie M. Feinberg
President
Date:	January 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
Kristie M. Feinberg
President
Date:	January 12, 2024
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 12, 2024